Unaudited Condensed Consolidated Cash Flow Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income / (loss)	$ 106,683	$ (115,176)
Depreciation - owned or sale and leaseback vessels	85,159	98,006
Depreciation - right of use assets for vessels	19,488	22,041
Amortization of restricted stock	10,676	12,483
Amortization of deferred financing fees	3,484	3,689
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	4,543	1,326
Loss on sales of vessels and write-down of vessel held for sale	69,218	0
Accretion of Convertible Notes	7,748	5,384
Accretion of fair value measurement on debt assumed from historical acquisitions	1,396	1,686
(Gain) / loss on Convertible Notes exchange	(412)	5,504
Share of income from dual fuel tanker joint venture	(133)	0
Cash flows from (used in) operations before changes in working capital	307,850	34,943
Changes in assets and liabilities:
Decrease in inventories	5,873	866
(Increase) / decrease in accounts receivable	(166,834)	1,287
Increase in prepaid expenses and other current assets	(4,583)	(1,933)
Increase in other assets	(185)	(297)
Decrease in accounts payable	(20,740)	(297)
Increase / (decrease) in accrued expenses	18,421	(8,647)
Increase (decrease) in working capital	(168,048)	(9,021)
Net cash inflow from operating activities	139,802	25,922
Investing activities
Net proceeds from sales of vessels	541,187	0
Distributions from dual fuel tanker joint venture	240	0
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, lease financed and bareboat-in vessels)	(22,779)	(27,308)
Net cash inflow / (outflow) from investing activities	518,648	(27,308)
Financing activities
Principal repayments on debt and sale and leaseback obligations	(507,764)	(341,449)
Issuance of debt	122,637	367,578
Debt issuance costs	(1,621)	(9,124)
Principal repayments on IFRS 16 lease liabilities	(52,568)	(28,674)
Decrease in restricted cash	4,008	0
Repurchase / repayment of Convertible Notes	(82,251)	0
Issuance of convertible notes	0	119,419
Dividends paid	(11,778)	(11,646)
Net cash (outflow) / inflow from financing activities	(529,337)	96,104
Increase in cash and cash equivalents	129,113	94,718
Cash and cash equivalents at beginning of period	230,415	187,511
Cash and cash equivalents at end of period	359,528	282,229
Supplemental information:
Interest paid (which includes $0.1 million of interest capitalized during the six months ended June 30, 2022. No interest expenses were capitalized during the six months ended June 30, 2021.)	$ 60,276	$ 57,143
Convertible Notes Due 2025
Supplemental information:
Borrowings interest rate	3.00%